Material Accounting Policies - Additional information (Detail)	12 Months Ended
Dec. 31, 2024
Land improvements and buildings | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Land improvements and buildings | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Office Improvements And Vehicles | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Office Improvements And Vehicles | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Rail Facilities | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Rail Facilities | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Refining Assets | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Refining Assets | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years
Other | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years